intangible assets and goodwill - Business acquisitions - prior period (Details) - Business that is complimentary to existing lines $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Business acquisition
Decrease in income and other taxes receivable	$ 15
Increase in goodwill	$ 20